Investments in Associates and Joint Ventures - Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiaries, joint ventures and associates [abstract]
Investment in associates and joint ventures, beginning balance	¥ 119,766	¥ 47,175
Change of the cost	37,110	68,387
Share of profit or loss	7,143	5,855	¥ 1,974
Declared dividends	(1,862)	(820)
Other equity movements	(685)	(831)
Investment in associates and joint ventures, ending balance	¥ 161,472	¥ 119,766	¥ 47,175